Taxes - Schedule of Deferred Tax Assets (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Deferred Tax Assets [Abstract]
Allowance for credit loss	$ 29,590	$ 756
Tax loss carried forwards	731,431	28,817
Deferred tax assets	761,021	29,573
Valuation allowance	(761,021)	(29,573)
Deferred tax assets, net